Revenue	12 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue
19.	Revenue

(1)	Contract balances

Contract assets and contract liabilities are comprised of the following:

	Yen in millions
	April 1, 2018	March 31, 2019
Contract assets	15,241	19,147
Contract liabilities*	258,327	254,646

*	Contract liabilities are included in the consolidated balance sheets as “Other”, both current and non-current.

Contract liabilities principally relate to customer advances received prior to performance. Revenues of 201,628 million yen were recognized during the fiscal year ended March 31, 2019, which were included in the balance of contract liabilities at April 1, 2018. Revenues of 49,223 million yen were recognized during the fiscal year ended March 31, 2019 from performance obligations satisfied prior to March 31, 2018.

(2)	Performance obligations

Remaining (unsatisfied or partially unsatisfied) performance obligations represent future revenues not yet recorded for firm orders that have not yet been performed. Sony applies practical expedients to exclude certain information about the remaining performance obligations, primarily related to contracts with an expected original duration of less than one year, and sales-based or usage-based royalty revenue on licenses of intellectual property. The following table shows the summary of the transaction prices allocated to remaining performance obligations that are unsatisfied at March 31, 2019, of which more than half are expected to be recognized within one year and substantially all within three years.

Yen in millions
March 31, 2019
Pictures — Motion Pictures and Television Productions*[1]	476,197
Pictures — Media Networks	25,996
Music*[2]	93,783
Others	45,597

*1	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.

*2

Amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content. These contracts also include sales-based or usage-based royalties that are excluded from the amount above, of which substantially all are recognized as revenue within three years.

(3)	Contract costs

Contract costs are comprised as follows:

	Yen in millions
	April 1, 2018	March 31, 2019
Incremental costs of obtaining a contract	7,703	6,581

Sony applies practical expedients to recognize the incremental costs of obtaining a contract as an expense if the amortization period of the asset that otherwise would have been recognized is one year or less. The amortization of 7,666 million yen was recognized during the fiscal year ended March 31, 2019. The incremental costs of obtaining a contract are primarily recognized in the MC segment for the internet-related service business and amortized to expense over the contract period.

(4)	Disaggregation of revenue

For the breakdown of sales and operating revenue by segments, product categories and geographies, refer to Note 29.